Other non-current liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Payables	$ 1,788	$ 964	$ 851
Deferred tax liabilities	258	138	19
License and development services agreement	404	2,706	2,343
Deferred revenue	0	0	54
Total contract liabilities	$ 404	$ 2,706	$ 2,397